Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

NOTE 8. LEASES

Right-of-Use Assets

The Company leases certain assets under lease agreements.

	Office	Laboratory		Lab and
	Equipment	Equipment	Vehicle	Office Space	Total
Cost
Balance as of December 31, 2022	$64,226	$362,970	$94,008	$1,035,200	$1,556,404
Additions	-	331,544	51,757	588,881	972,182
Effects of currency translation	865	5,634	1,383	15,268	23,150
Balance as of June 30, 2023	$65,091	$700,148	$147,148	$1,639,349	$2,551,736

Accumulated amortization
Balance as of December 31, 2022	$20,707	$77,838	$22,109	$258,055	$378,709
Depreciation	6,050	93,569	26,421	109,100	235,140
Effects of currency translation	293	1,260	358	3,718	5,629
Balance as of June 30, 2023	$27,050	$172,667	$48,888	$370,873	$619,478
Net book value at June 30, 2022	$43,519	$285,132	$71,899	$777,145	$1,177,695
Net book value at June 30, 2023	$38,041	$527,481	$98,260	$1,268,476	$1,932,258

As of June 30, 2023, management assessed that there were no events or changes in circumstances that would require impairment testing.

The carrying amount of the right-of-use assets is amortized on a straight-line basis over the life of the leases, which at June 30, 2023, had an average expected life of 5 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment and office space. The present value of future lease payments was measured using an incremental borrowing rate of 10% per annum as of January 1, 2022 and January 1, 2023.

Total
Balance as of December 31, 2022	$1,244,470
Additions	972,183
Interest expenses	92,575
Lease payments	(294,549)
Effects of currency translation	18,496
Balance as of June 30, 2023	$2,033,175

Lease liabilities	June 30, 2023	December 31, 2022
Current portion	$472,767	$285,354
Long-term portion	1,560,408	959,116
Total lease liabilities	$2,033,175	$1,244,470

On June 30, 2023, the Company was committed to minimum lease payments as follows:

Maturity analysis	June 30, 2023
Less than one year	$317,745
One to two years	632,966
Two to three years	537,593
Three to four years	356,609
Four to five years	224,224
More than five years	501,319
Total undiscounted lease liabilities	$2,570,456
Amount representing implicit interest	(537,281)
Lease obligations	$2,033,175